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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Amelia Peabody Foundation
                 -------------------------------
   Address:      One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 028-05989
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Margaret St. Clair             Wellesley, Massachusetts     August 11, 2006
-------------------------------    -------------------------    ---------------
       [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       5
                                        --------------------

Form 13F Information Table Entry Total:  65
                                        --------------------

Form 13F Information Table Value Total:  $69,792
                                        --------------------
                                            (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.       Form 13F File Number         Name

     1           28-05999                  Bayard D. Waring
    ------       -----------------         ---------------------------------
     2           28-05991                  Margaret N. St. Clair
    ------       -----------------         ---------------------------------
     3           28-05993                  Philip B. Waring
    ------       -----------------         ---------------------------------
     4           28-05995                  Deborah Carlson
    ------       -----------------         ---------------------------------
     5           28-05997                  Thomas B. St. Clair
    ------       -----------------         ---------------------------------

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
 ALLIANCE RESOURCE
   PARTNERS............. UT LTD PARTNER 01877R108      543    15,000    SH           OTHER      1,2,3,4,5    15,000   0      0
 AMERICAN CAPITAL
   STRATEGIES...........      COM       024937104      670    20,000    SH           OTHER      1,2,3,4,5    20,000   0      0
 AMERIGAS PARTNERS LP...      COM       030975106    1,618    55,000    SH           OTHER      1,2,3,4,5    55,000   0      0
 APPLE COMPUTER INC.....      COM       037833100      286     5,000    SH           OTHER      1,2,3,4,5     5,000   0      0
 APPLIED MATERIALS
   INC..................      COM       038222105      326    20,000    SH           OTHER      1,2,3,4,5    20,000   0      0
 AT&T INC...............      COM       00206R102      558    20,000    SH           OTHER      1,2,3,4,5    20,000   0      0
 BANK OF AMERICA CORP...      COM       060505104      962    20,000    SH           OTHER      1,2,3,4,5    20,000   0      0
 BHP BILLITON LTD-SPONS
   ADR..................      COM       088606108    1,077    25,000    SH           OTHER      1,2,3,4,5    25,000   0      0
 BUCKEYE PARTNERS LP.... UT LTD PARTNER 118230101      631    15,000    SH           OTHER      1,2,3,4,5    15,000   0      0
 CA INC.................      COM       12673P105        4       192    SH           OTHER      1,2,3,4,5       192   0      0
 CAMECO CORP............      COM       13321L108      600    15,000    SH           OTHER      1,2,3,4,5    15,000   0      0
 CATERPILLAR INC........      COM       149123101    2,979    40,000    SH           OTHER      1,2,3,4,5    40,000   0      0
 CEMEX SOUTH AMERICA....    SPNS ADR    151290889    2,067    36,275    SH           OTHER      1,2,3,4,5    36,275   0      0
 CHESAPEAKE ENERGY
   CORP.................      COM       165167107      302    10,000    SH           OTHER      1,2,3,4,5    10,000   0      0
 CHICOS FAS INC COM.....      COM       168615102      135     5,000    SH           OTHER      1,2,3,4,5     5,000   0      0
 CITIGROUP INC..........      COM       172967101    1,448    30,000    SH           OTHER      1,2,3,4,5    30,000   0      0
 CORNING INC............      COM       219350105    1,210    50,000    SH           OTHER      1,2,3,4,5    50,000   0      0
 DOMINION RESOURCE
   BLACK................  UNIT BEN INT  25746Q108      920    24,000    SH           OTHER      1,2,3,4,5    24,000   0      0
 DOMINION RESOURCES
   INC/VA...............      COM       25746U109    1,122    15,000    SH           OTHER      1,2,3,4,5    15,000   0      0
 DUKE ENERGY CORP.......      COM       26441C105    2,496    85,000    SH           OTHER      1,2,3,4,5    85,000   0      0
 EMERSON ELECTRIC
   COMPANY..............      COM       291011104    2,514    30,000    SH           OTHER      1,2,3,4,5    30,000   0      0
 ENERPLUS RESOURCES
   FUND.................   UNIT TRUST   29274D604    2,812    50,000    SH           OTHER      1,2,3,4,5    50,000   0      0
 GREAT PLAINS ENERGY....      COM       391164100      697    25,000    SH           OTHER      1,2,3,4,5    25,000   0      0
 HEALTHCARE REALTY TRUST
   INC..................      COM       421946104      637    20,000    SH           OTHER      1,2,3,4,5    20,000   0      0
 HELIX ENERGY SOLUTIONS
   GROUP................      COM       42330P107      202     5,000    SH           OTHER      1,2,3,4,5     5,000   0      0
 HUGOTON ROYALTY
   TRUST................      COM       444717102       27       894    SH           OTHER      1,2,3,4,5       894   0      0
 ING GROEP NV-SPONS
   ADR..................      COM       456837103    2,407    61,219    SH           OTHER      1,2,3,4,5    61,219   0      0
 ISHARES................  FTSE/XINHUA   464287184    1,152    15,000    SH           OTHER      1,2,3,4,5    15,000   0      0
 ISHARES................   MSCI JAPAN   464286848    1,023    75,000    SH           OTHER      1,2,3,4,5    75,000   0      0
 ISHARES................ MSCI MALAYSIA  464286830      219    30,000    SH           OTHER      1,2,3,4,5    30,000   0      0
 ISHARES................ MSCI SINGAPORE 464286673      528    60,000    SH           OTHER      1,2,3,4,5    60,000   0      0
 J P MORGAN CHASE &
   COMPANY..............      COM       46625H100    1,890    45,000    SH           OTHER      1,2,3,4,5    45,000   0      0
 LAZARD GLOBAL TOTAL
   RETURN & I...........      COM       52106w103    1,175    60,000    SH           OTHER      1,2,3,4,5    60,000   0      0
 LAZARD LTD CLASS A.....    SPNS ADR    G54050102    1,818    45,000    SH           OTHER      1,2,3,4,5    45,000   0      0
 MEDTRONIC INC..........      COM       585055106      469    10,000    SH           OTHER      1,2,3,4,5    10,000   0      0
 MOTOROLA INC...........      COM       620076109      403    20,000    SH           OTHER      1,2,3,4,5    20,000   0      0
 NABORS INDUSTRIES
   LTD..................    SPNS ADR    G6359F103    1,014    30,000    SH           OTHER      1,2,3,4,5    30,000   0      0
 NOBLE CORP.............      COM       G65422100    1,116    15,000    SH           OTHER      1,2,3,4,5    15,000   0      0
 NORAM ENERGY-REI.......      SDCV      655419AC3    2,042 2,094,350   PRN           OTHER      1,2,3,4,5 2,094,350   0      0
 NOVARTIS AG-ADR........    SPNS ADR    66987V109    1,887    35,000    SH           OTHER      1,2,3,4,5    35,000   0      0
 PEABODY ENERGY CORP....      COM       704549104    1,115    20,000    SH           OTHER      1,2,3,4,5    20,000   0      0
 PENGROWTH ENERGY
   TRUST................  TRUST UNIT A  706902301      602    25,000    SH           OTHER      1,2,3,4,5    25,000   0      0
 PETROFUND ENERGY
   TRUST................      COM       71648W108    1,374    55,000    SH           OTHER      1,2,3,4,5    55,000   0      0
 PHELPS DODGE CORP......      COM       717265102      822    10,000    SH           OTHER      1,2,3,4,5    10,000   0      0
 PROCTER & GAMBLE
   COMPANY..............      COM       742718109    1,946    35,000    SH           OTHER      1,2,3,4,5    35,000   0      0
 PROVIDENT ENERGY
   TRUST-UTS............      COM       74386K104      433    35,000    SH           OTHER      1,2,3,4,5    35,000   0      0
 RITE AID CORP..........      COM       767754104      212    50,000    SH           OTHER      1,2,3,4,5    50,000   0      0
 SCHLUMBERGER LTD.......      COM       806857108      977    15,000    SH           OTHER      1,2,3,4,5    15,000   0      0
 SENIOR HOUSING
   PROPERTIES TRUST.....      COM       81721M109      537    30,000    SH           OTHER      1,2,3,4,5    30,000   0      0
 SHIP FINANCE
   INTERNATIONAL LTD....      COM       G81075106       69     4,000    SH           OTHER      1,2,3,4,5     4,000   0      0
 STREETTRACKS GOLD
   TRUST................    GOLD SHS    863307104      612    10,000    SH           OTHER      1,2,3,4,5    10,000   0      0
 SUNCOR ENERGY INC......      COM       867229106    1,620    20,000    SH           OTHER      1,2,3,4,5    20,000   0      0
 TAIWAN SEMICONDUCTOR-SP
   ADR..................      COM       874039100      505    55,000    SH           OTHER      1,2,3,4,5    55,000   0      0
 TECO ENERGY INC........      COM       872375100      299    20,000    SH           OTHER      1,2,3,4,5    20,000   0      0
 TEXAS INSTRUMENTS
   INC..................      COM       882508104    1,514    50,000    SH           OTHER      1,2,3,4,5    50,000   0      0
 TRANSCANADA CORP.......      COM       89353D107      287    10,000    SH           OTHER      1,2,3,4,5    10,000   0      0
 TXU CORP...............      COM       873168108    1,196    20,000    SH           OTHER      1,2,3,4,5    20,000   0      0
 UBS AG-REGISTERED......    SPNS ADR    H89231338    2,194    20,000    SH           OTHER      1,2,3,4,5    20,000   0      0
 ULTRA PETROLEUM CORP...      COM       903914109      889    15,000    SH           OTHER      1,2,3,4,5    15,000   0      0
 UNITED PARCEL SERVICE
   CL B.................      COM       911312106    2,058    25,000    SH           OTHER      1,2,3,4,5    25,000   0      0
 UNITED TECHNOLOGIES
   CORP.................      COM       913017109    2,537    40,000    SH           OTHER      1,2,3,4,5    40,000   0      0
 UNITEDHEALTH GROUP
   INC..................      COM       91324P102    1,119    25,000    SH           OTHER      1,2,3,4,5    25,000   0      0
 VALERO ENERGY CORP.....      COM       91913Y100    1,663    25,000    SH           OTHER      1,2,3,4,5    25,000   0      0
 VERIZON COMMUNICATIONS
   INC..................      COM       92343V104    1,005    30,000    SH           OTHER      1,2,3,4,5    30,000   0      0
 XTO ENERGY INC.........      COM       98385X106      221     5,000    SH           OTHER      1,2,3,4,5     5,000   0      0
                                                    69,792